Rights of use of assets (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Rights of use of assets
Right-of-use interests	$ (222)	$ (259)
Results from short-term leases	$ (134)	$ (93)